Lease - Schedule of Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Operating Lease, Right-of-Use Asset	$ 16,308	$ 10,604
Operating Lease, Liability, Current	3,996	4,125
Operating Lease, Liability, Noncurrent	$ 18,674	$ 6,844
Operating Lease, Weighted Average Remaining Lease Term	7 years 11 months 23 days	5 years 1 month 9 days
Operating Lease, Weighted Average Discount Rate, Percent	4.65%	3.01%